Accounts Receivable	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Accounts Receivable
27	ACCOUNTS RECEIVABLE

(a)	Aging analysis
Aging analysis of accounts receivable, net of loss allowance is as follows:

	As of	As of
	December 31, 2020 Million	December 31, 2019 Million
Within 30 days	14,917	14,353
31 - 60 days	4,132	3,789
61 - 90 days	3,255	3,035
91 days - 1 year	13,076	9,575
Over 1 year	3,021	1,942

	38,401	32,694

Accounts receivable primarily comprise receivables from customers and telecommunications operators. Customers with balances that are overdue or have exceeded credit limits are required to settle all outstanding balances before any further telecommunications services can be provided. The increase of accounts receivable is mainly due to the increase in revenue from corporate markets. Customers from corporate markets normally enjoy longer credit term and have better creditability.

(b)	Expected credit impairment loss allowance of accounts receivable
The following table summarizes the changes in expected credit impairment loss allowance of accounts receivable:

	2020	2019
	Million	Million
As of January 1	9,557	7,269
Additions	5,105	5,833
Written-off	(3,072)	(3,545)

As of December 31	11,590	9,557